Inventories	12 Months Ended
Dec. 31, 2019
Classes Of Inventories [Abstract]
Inventories

13.  INVENTORIES

The detail of inventories as of December 31, 2019 and 2018 is as follows:

	Balance as of
	12-31-2019	12-31-2018
Classes of Inventories	ThUS$	ThUS$
Supplies for Production	35,589	29,959
Oil	25,475	23,128
Coal	10,114	6,831
Spare parts	32,145	27,828
Electrical materials	328,505	281,611
Total	396,239	339,398

There are no inventories acting as security for liabilities.

For the years ended December 31, 2019, 2018 and 2017, raw materials and inputs recognized as fuel cost amount to ThUS$277,117, ThUS$226,843 and ThUS$229,308 respectively (see Note 28).

For the years ended December 31, 2019 and 2018 there have been no impairments recognized in inventories.